Share-Based Compensation - Additional Information (Details) - USD ($)										1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
		Dec. 02, 2019	Dec. 02, 2019	Dec. 02, 2019	Nov. 27, 2019	Nov. 19, 2019	Nov. 14, 2019	Nov. 12, 2019	Mar. 25, 2019	Apr. 22, 2020	Mar. 20, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Share-Based Compensation (Textual)
Restricted stock vested						270,800			80,000
Grant date fair value						$ 1,191,520
Compensation expense																$ 62,500
General and administrative	[1]											$ 4,246,748	$ 3,589,224		$ 8,680,321	4,392,935	$ 14,325,078
Grant date fair value per share						$ 4.40
Restricted stock vested, value														$ 352,000
Stock based Compensation														$ 352,000		$ 351,992	258,256
Long Term Incentive Plan [Member]
Share-Based Compensation (Textual)
Description of commonstock authorized										A total of 10,000,000 shares of the Company’s common stock are authorized for issuance with respect to awards granted under the 2020 Plan. Any shares subject to awards that are not paid, delivered or exercised before they expire or are cancelled or terminated, or fail to vest, as well as shares used to pay the purchase or exercise price of awards or related tax withholding obligations, will become available for other award grants under the 2020 Plan. As of August 15, 2020, no stock grants had been issued under the 2020 Plan, and 10,000,000 shares authorized under the 2020 Plan remained available for award purposes.
Non-employee [Member]
Share-Based Compensation (Textual)
Restricted stock vested					50,000		40,000		20,000
Grant date fair value					$ 220,000		$ 176,000		$ 352,000
Consulting services									60,000
Grant date fair value per share					$ 4.40		$ 4.40		$ 4.40
Restricted stock vested, value									$ 352,000
Vesting One [Member]
Share-Based Compensation (Textual)
Restricted stock vested		850,000
Vesting Two [Member]
Share-Based Compensation (Textual)
Restricted stock vested			850,000
Vesting Three [Member]
Share-Based Compensation (Textual)
Restricted stock vested			200,000
Officers and Directors [Member]
Share-Based Compensation (Textual)
Restricted stock award				1,900,000
Employee Stock Option [Member]
Share-Based Compensation (Textual)
Purchase of common stock											180,000
Exercise price											$ 1.06
Expiration date											Mar. 20, 2023
Compensation expense								$ 1,495,000
Restricted stock award								2,300,000
General and administrative																	258,256
Black Scholes Option [Member]
Share-Based Compensation (Textual)
Grant date fair value											$ 123,130
Restricted stock award											180,000
Employee Stock Option One [Member]
Share-Based Compensation (Textual)
Compensation expense																	157,441
Restricted Stock Awards [Member]
Share-Based Compensation (Textual)
Compensation expense																	$ 54,667

[1]	These are exclusive of depreciation and amortization